Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 1,196.2	$ 1,002.2
Acquisitions	40.5	194.0
Balance as of December 31	$ 1,236.7	$ 1,196.2